Long-term receivables, investments and other (Tables)	12 Months Ended
Dec. 31, 2023
Long-term receivables, investments and other [Abstract]
Long-term receivables, investments and other
2023 2022
Deferred charges $ - $ 29,585
Derivatives [note 27] 28,467 2,807
Investment tax credits 95,940 95,812
Amounts receivable related to tax dispute [note 22]
(a)
209,125 295,221
Product loan
(b)
288,294 200,998
Other 2,108 3,264
623,934 627,687
Less current portion (10,161) (32,180)
Net $ 613,773 $ 595,507
(a)

Cameco was required to remit or otherwise secure 50% of the cash taxes and transfer pricing penalties, plus related interest and instalment penalties assessed, in relation to its dispute with Canada Revenue Agency (CRA). In light of our view of the likely outcome of the case, Cameco expects to recover the amounts remitted to CRA, including cash taxes, interest and penalties paid. $ 86,097,000

was received during the year (see note 22).
(b)

Cameco loaned
5,400,000

pounds of uranium concentrate to its joint venture partner, Orano Canada Inc., (Orano). Orano was obligated to repay the Company in kind with uranium concentrate no later than December 31, 2023. During 2022, the repayment terms were extended to December 31, 2028 . As at December 31, 2023, 3,000,000

pounds have been returned as
repayment on this loan.